Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Profit or Loss and Comprehensive Income
Other income	€ 1,495	€ 1,828	€ 3,235
Research and development costs	(31,153)	(31,923)	(23,401)
General and administrative costs	(10,840)	(9,478)	(6,837)
Total operating costs	(41,993)	(41,401)	(30,238)
Operating result	(40,498)	(39,573)	(27,003)
Financial income and expense	(3,175)	470	6,171
Result before corporate income taxes	(43,673)	(39,103)	(20,832)
Corporate income taxes	(2)
Result for the year	(43,675)	(39,103)	(20,832)
Net loss (attributable to equity holders of the Company)	(43,637)	(39,103)	(20,832)
Items that are or may be reclassified to profit or loss
Foreign operations – foreign currency translation differences	151	(16)	1
Total comprehensive loss (attributable to equity holders of the Company)	(43,524)	(39,119)	(20,831)
Result attributable to
Owners of the Company	(43,637)	(39,103)	(20,832)
Non-controlling interests	(38)
Profit (loss)	€ (43,675)	€ (39,103)	€ (20,832)
Share information
Weighted average number of shares outstanding	25,374,807	23,346,507	23,343,262
Basic and diluted loss per share	€ (1.72)	€ (1.67)	€ (0.89)